Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020
Summary of Significant Accounting Policies [Line Items]
Income taxes benefit, percentage	51.00%
Exclusive option agreement term	10 years
Operating business line	2	2		1
Operating business	2
Impairment charges (in Dollars)	$ 185,290
Company held at Bitcoin (in Dollars per share) | $ / shares	$ 1.59
Fair value of warrants (in Dollars)		$ (65,576)	$ (275,055)
Fair value of warrants
Accounts receivables (in Dollars)	$ 104,554	112,232
Accrued inventory (in Dollars)		336,643
Residual value rate, percentage	5.00%
Mining equipment	0.00%
Impairment changes (in Dollars)		69,566
Equity investments (in Dollars)		$ 412,707
Hunan MYT [Member]
Summary of Significant Accounting Policies [Line Items]
Service fee, percentage	100.00%
39Pu [Member]
Summary of Significant Accounting Policies [Line Items]
Service fee, percentage	51.00%
BTB Qingdao [Member]
Summary of Significant Accounting Policies [Line Items]
Service fee, percentage	100.00%
Shanghai MYT [Member]
Summary of Significant Accounting Policies [Line Items]
Service fee, percentage	100.00%
VIEs [Member]
Summary of Significant Accounting Policies [Line Items]
Service fee, percentage	51.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Income taxes benefit, percentage	50.00%
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of warrants (in Dollars)	$ 27,339
Registered Direct Offering Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of warrants (in Dollars)	$ 38,237
Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Residual value rate, percentage	5.00%
WFOEs’ [Member]
Summary of Significant Accounting Policies [Line Items]
Exclusive option agreement term	10 years
Hunan MYT [Member]
Summary of Significant Accounting Policies [Line Items]
Operating business line	2
BTB Hunan [Member]
Summary of Significant Accounting Policies [Line Items]
Operating business line			2